SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands				7 Months Ended	12 Months Ended
	Feb. 17, 2022	Feb. 16, 2022	Feb. 15, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Cash consideration				$ 1,578,866	$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Cash dividend (in dollars per share)	$ 0.10
Subsequent Event | Wellfleet Credit Partners LLC
Subsequent Event [Line Items]
Cash consideration		$ 108,000
Earnout payments		$ 15,000
Number of anniversaries for shares payable		3 years
Subsequent Event | Wellfleet Credit Partners LLC | Class A Shares
Subsequent Event [Line Items]
Units issuable in satisfaction of closing price (in shares)		940,668
Subsequent Event | 2032 Senior Notes | Senior Notes
Subsequent Event [Line Items]
Face amount			$ 400,000
Stated interest rate			4.375%
Subsequent Event | 2032 Senior Notes | Senior Notes | Debt Instrument, Redemption, Period One
Subsequent Event [Line Items]
Redemtion price			100.00%
Subsequent Event | 2032 Senior Notes | Senior Notes | Debt Instrument, Redemption, Period Two
Subsequent Event [Line Items]
Redemtion price			101.00%